Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.6%
	Shares	Value ($)
International 17.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,530,940	21,448,462
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,947,102	23,696,233
Total		45,144,695
U.S. Large Cap 32.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	188,493	15,795,713
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	900,226	15,726,940
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,541,395	52,839,022
Total		84,361,675
U.S. Small Cap 5.0%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	199,395	6,595,986
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	181,518	6,583,671
Total		13,179,657
Total Equity Funds (Cost $114,311,499)		142,686,027

Exchange-Traded Equity Funds 1.6%

International Mid Large Cap 0.3%
iShares MSCI EAFE ETF	10,000	736,000
U.S. Mid Cap 1.3%
iShares Core S&P Mid-Cap ETF	12,500	3,354,250
Total Exchange-Traded Equity Funds (Cost $4,089,200)		4,090,250

Exchange-Traded Fixed Income Funds 5.6%

Investment Grade 5.6%
iShares Core U.S. Aggregate Bond ETF	5,750	615,825
iShares iBoxx $ Investment Grade Corporate Bond ETF	49,220	5,952,667
Vanguard Intermediate-Term Corporate Bond ETF	89,000	7,657,560
Vanguard Total Bond Market ETF	5,000	397,700
Total		14,623,752
Total Exchange-Traded Fixed Income Funds (Cost $15,081,645)		14,623,752

Fixed Income Funds 28.7%
	Shares	Value ($)
Investment Grade 28.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,214,406	30,890,438
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	1,131,011	10,801,160
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,168,005	33,169,015
Total		74,860,613
Total Fixed Income Funds (Cost $79,847,269)		74,860,613

Residential Mortgage-Backed Securities - Agency 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	1,540,000	1,495,845
04/18/2037- 04/13/2052	2.500%	7,835,000	7,547,645
04/13/2052	3.000%	6,600,000	6,463,005
Total Residential Mortgage-Backed Securities - Agency (Cost $15,840,516)			15,506,495

Options Purchased Puts 1.2%
Value ($)
(Cost $3,435,226)	3,174,270

Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	18,159,369	18,152,106
Total Money Market Funds (Cost $18,153,658)		18,152,106
Total Investments in Securities (Cost: $250,759,013)		273,093,513
Other Assets & Liabilities, Net		(11,822,799)
Net Assets		261,270,714
Variable Portfolio – Managed Risk Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2022 (Unaudited)
At March 31, 2022, securities and/or cash totaling $3,868,873 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,375,000 EUR	1,524,435 USD	Barclays	04/28/2022	2,263	—
1,175,000 EUR	1,290,982 USD	Barclays	04/28/2022	—	(9,783)
900,000 GBP	1,186,292 USD	Barclays	04/28/2022	4,187	—
878,750 USD	800,000 EUR	Barclays	04/28/2022	6,877	—
1,044,950 USD	800,000 GBP	Barclays	04/28/2022	5,810	—
2,250,000 CHF	2,434,683 USD	Citi	04/28/2022	—	(2,234)
350,000,000 JPY	3,026,176 USD	Citi	04/28/2022	149,844	—
666,944 USD	6,000,000 NOK	HSBC	04/28/2022	14,369	—
683,348 USD	6,000,000 NOK	HSBC	04/28/2022	—	(2,035)
1,300,000 AUD	937,820 USD	UBS	04/28/2022	—	(35,251)
953,342 USD	1,300,000 AUD	UBS	04/28/2022	19,729	—
1,561,059 USD	2,000,000 CAD	UBS	04/28/2022	38,555	—
Total				241,634	(49,303)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	119	06/2022	USD	26,957,963	1,683,602	—
U.S. Long Bond	14	06/2022	USD	2,100,875	—	(53,980)
U.S. Treasury 10-Year Note	37	06/2022	USD	4,546,375	—	(109,148)
U.S. Treasury 2-Year Note	6	06/2022	USD	1,271,531	—	(11,448)
U.S. Treasury 5-Year Note	50	06/2022	USD	5,734,375	—	(122,028)
U.S. Ultra Treasury Bond	13	06/2022	USD	2,302,625	—	(69,510)
Total					1,683,602	(366,114)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(103)	06/2022	EUR	(3,937,690)	—	(167,385)
FTSE 100 Index	(14)	06/2022	GBP	(1,048,040)	—	(56,099)
MSCI Singapore Index	(10)	04/2022	SGD	(334,850)	—	(3,875)
OMXS30 Index	(79)	04/2022	SEK	(16,471,500)	2,295	—
Russell 2000 Index E-mini	(15)	06/2022	USD	(1,549,800)	—	(29,460)
S&P 500 Index E-mini	(66)	06/2022	USD	(14,951,475)	—	(861,901)
SPI 200 Index	(8)	06/2022	AUD	(1,495,800)	—	(47,135)
TOPIX Index	(9)	06/2022	JPY	(175,185,000)	—	(92,672)
Total					2,295	(1,258,527)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	27,635,501	61	3,700.00	12/15/2023	1,417,427	1,335,595
S&P 500 Index	JPMorgan	USD	18,574,681	41	3,800.00	12/15/2023	1,019,700	982,975
S&P 500 Index	JPMorgan	USD	19,480,763	43	3,600.00	12/15/2023	998,099	855,700
Total							3,435,226	3,174,270

2	Variable Portfolio – Managed Risk Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.667	USD	6,000,000	11,492	—	—	11,492	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	21,607,090	20,533,449	(23,988,445)	12	18,152,106	—	(3,141)	6,274	18,159,369
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	16,957,287	71,239	(211,727)	(1,021,086)	15,795,713	—	99,388	—	188,493
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,016,381	576,838	(534,735)	(2,168,046)	30,890,438	—	(69,999)	—	3,214,406
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	22,833,024	441,332	(228,883)	(1,597,011)	21,448,462	—	(12,197)	161,507	1,530,940
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	16,706,580	103,002	(219,349)	(863,293)	15,726,940	—	13,552	—	900,226
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	11,356,709	47,738	(321,964)	(281,323)	10,801,160	—	(26,458)	—	1,131,011
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	35,302,819	454,722	(582,030)	(2,006,496)	33,169,015	—	(50,109)	—	3,168,005
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	55,671,187	581,253	(559,199)	(2,854,219)	52,839,022	—	21,884	—	1,541,395
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	25,208,512	1,114,264	(13,103)	(2,613,440)	23,696,233	—	(586)	443,225	1,947,102
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,751,432	791,494	(76,780)	(870,160)	6,595,986	—	(11,106)	—	199,395
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,935,989	53,940	(176,639)	(229,619)	6,583,671	—	(4,477)	—	181,518
Total	252,347,010			(14,504,681)	235,698,746	—	(43,249)	611,006

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Risk Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2022 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7043_12_A01_(05/22)